Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Statement [Line Items]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2025	2024	2023
	(In millions)
Short-term employee benefits	¥1,450	¥1,693	¥1,537
Share-based compensation	615	868	461

Key management personnel of entity or parent [member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2025	2024

	(In millions)
Assets:
Loans and advances	¥734	¥573

Liabilities:
Deposits	¥2,680	¥2,959
Others	156	116

Associates, joint ventures, and other entities [Member]
Statement [Line Items]
Transaction Amounts with Related Party
Transactions with associates, joint ventures and other entities

	At March 31,
	2025	2024

	(In millions)
Assets:
Loans and advances	¥2,087,961	¥2,160,444
Others	136,162	72,049

Liabilities:
Deposits	¥325,665	¥460,472
Others	74,475	72,762

	For the fiscal year ended March 31,
	2025	2024	2023

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥97,311	¥101,016	¥87,521
Expense (interest expense and others)	94,521	59,968	43,473